UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
1.      Name and address of Issuer:    The BBH Trust
                                       40 Water Street
                                       Boston, MA  02109

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The BBH Tax Free Short/Intermediate Fixed Income Fund

3.      Investment Company Act File Number: 811-03779
        Securities Act File Number:         033-48606

4(a).   Last day of fiscal year for which this notice is filed:   June 30, 2006

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i)  Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):	 13,691,303.00

        (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year: 	 (56,181,746.00)



        (iii)Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:
    As of June 30, 2005	 (24,968,670.00)


           Subtotal 	 (24,968,670.00)


        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:  	 (81,150,416.00)

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)
             from Item 5(i)]:                            	 -

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item	 (67,459,113.00)
             5(iv) from Item 5(i):

        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                        	0.000107

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter "0" if no fee is due): 	 -

6.      Prepaid Shares

     If the response to Item
 5(i) was determined
  by  deducting  an  amount  of
     securities that were
 registered  under the
Securities Act of 1933 pursuant
     to rule 24e-2 as in
 effect  before  [effective
  date of  rescission of rule
     24e-2],  then  report
 the amount of  securities
  (number of shares or other
     units deducted here:
 _____ . If there is a
number of shares or
 other units
     that were registered
 pursuant to rule 24e-2
 remaining unsold at the end of
     the fiscal year for
 which this form is
 filed that are
 available for use by
     the issuer in future
 fiscal years, then
state that number here: _____.	 -

7.   Interest  due - if this Form
is being filed more than 90
days after the
     end of the issuer's fiscal
 year (see Instruction D):

	 -

8.   Total of the amount of the
  registration  fee due plus
 any  interest due
     [line 5(vii) plus line 7]:



9.   Date the  registration
fee and any  interest  payment
 was sent to the	 -
     Commission's lockbox
depository:	 September 26, 2006



     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed
 below by the following persons
 on behalf of the
issuer and in the capacities
 and on the dates indicated.

By (Signature and Title)*
/s/Charles Schreiber
 Principal Financial Officer






  *Please print the name and title
 of the signing officer below
 the signature.